Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) $ / lb Basis_points	Jun. 30, 2024 ZAR (R) $ / lb Basis_points	Jun. 30, 2023 ZAR (R)
Disclosure of fair value measurement of assets [line items]
Assets	R 77,503	R 60,460	R 57,240
Contingent consideration liability	976	850
Contingent consideration Liabilities Recognised	R (1,457)	R (965)	R (589)
Closing Price Of Copper Assumption | $ / lb	4.25	4.00
Mponeng
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.80%	10.50%
Contingent consideration Liabilities Recognised	R (676)	R (587)
Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.40%	11.40%
Contingent consideration Liabilities Recognised	R (781)	R (378)
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	107	88
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	384	335
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	45	68
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	568	1,011
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,828	1,569
Financial assets at fair value through profit or loss | Trade receivables [member] | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	86
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(7,747)	(2,111)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (1,457)	R (965)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.80%	10.50%
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.40%	11.40%
ARM BBEE Trust
Disclosure of fair value measurement of assets [line items]
Repayments Of Loans	R 28	R 42
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.50%	12.60%
Fair value model [member] | Contingent consideration liability | Mponeng
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	11.50%	9.70%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	11.50%	9.70%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings	R 319	R 354
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings	R (319)	R (340)
Fair value model [member] | Contingent consideration liability | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably change in risk variable, Percent	11.80%	10.40%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	28	73
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	28	73